Trade and other receivables	12 Months Ended
Dec. 31, 2023
Text Block [Abstract]
Trade and other receivables
17. Trade and other receivables

	2023 $m	2022 $m

Current

Trade receivables	580	493

Other receivables	68	49

Prepayments	92	104

	740	646

Non-current

Finance lease receivables	6	2

Other receivables	3	1

Prepayments	4	–

	13	3
Expected credit losses
The ageing of trade receivables shown below reflects the initial terms under the invoice rather than the revised terms where payment flexibility has been provided to owners. The net balances presented in the table below could result in additional credit losses if they are ultimately found to be uncollectable. Expected credit losses relating to other receivables following their initial recognition are immaterial.

			2023			2022
	Gross $m	Credit loss allowance $m	Net $m	Gross $m	Credit loss allowance $m	Net $m

Not past due	354	(1)	353	307	(1)	306

Past due 1 to 30 days	88	(5)	83	76	(7)	69

Past due 31 to 90 days	69	(6)	63	57	(6)	51

Past due 91 to 180 days	51	(8)	43	46	(9)	37

Past due 181 to 360 days	38	(11)	27	34	(11)	23

Past due more than 361 days	86	(75)	11	90	(83)	7

	686	(106)	580	610	(117)	493

Movement in the allowance for expected credit losses	2023 $m	2022 $m

At 1 January	(117)	(133)

Reclassification to other receivables	–	9

Impairment reversal/(loss)	1	(5)

System Fund impairment loss	–	(7)

Amounts written off	9	17

Exchange and other adjustments	1	2

At 31 December	(106)	(117)
If the regional provision matrix was applied to all owner groups (rather than by reference to other sources of data), the provision would reduce by $13m (2022: $15m).
Credit risk
The Group trades only with recognised, creditworthy third parties. It is the Group’s policy that all customers who wish to trade on credit terms are subject to credit verification procedures. The maximum exposure to credit risk for trade and other receivables, excluding prepayments, at the end of the reporting period by geographic region is as follows:

	2023 $m	2022 $m

Americas	359	321

EMEAA	199	152

Greater China	99	72

	657	545